Derivative Liability - Schedule of Derivative Liability Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance	$ 5,048,000	$ 2,576,000	$ 2,576,000	$ 1,251,000
Fair value upon issuance of notes payable and warrants	3,951,000	388,000	6,561,000	1,877,000
Change in fair value	(2,092,000)	(944,000)	(1,862,000)	1,167,000
Extinguishment			(2,227,000)	(1,719,000)
Ending balance	$ 6,907,000	$ 2,020,000	$ 5,048,000	$ 2,576,000